Derivative Instruments (Details) - Schedule of fair value of warrant liabilities - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Schedule Of Fair Value Of Warrant Liabilities Abstract
Warrant liabilities	$ 150,153	$ 67,290
Change in fair value	3,015	(13,004)
Less fair value of warrants exercised or redeemed	(85,878)	$ (1,556)
Warrant liabilities	$ 67,290